Trade receivables - Summary of loss allowance for trade receivables (Detail) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Trade Receivables [Abstract]
Beginning of the year/period	¥ 22,252	¥ 2,470
Provision for/ (reversal) of expected credit loss,net	(3,235)	19,782
End of the year/period	¥ 19,017	¥ 22,252